EARNINGS PER SHARE (Details) - RUB (₽) ₽ / shares in Units, shares in Thousands, ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	₽ 56,042	₽ 51,841	₽ 52,323
Loss for the year from discontinued operations attributable to the owners of the company		₽ (3,367)	₽ (2,834)
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,953,779	1,989,282	1,988,728
Employee stock options	1,779	1,412	1,468
Weighted-average diluted shares outstanding	1,955,558	1,990,694	1,990,196
Earnings per share-basic, RUB	₽ 28.68	₽ 24.37	₽ 24.88
Basic EPS from continuing operations	28.68	26.06	26.31
Basic EPS from discontinued operations		(1.69)	(1.43)
Earnings per share-diluted, RUB	28.66	24.35	24.87
Diluted EPS from continuing operations	₽ 28.66	26.04	26.29
Diluted EPS from discontinued operations		₽ (1.69)	₽ (1.42)